Employee benefit plans (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plans [Abstract]
Contributions related to plan			$ 100	$ 0
Maximum [Member]
Employee Benefit Plans [Abstract]
Contributions related to plan	$ 100	$ 100